Financial instruments (Details 7) (CHF) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(210)	(750)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,436)	(1,291)
Transfers into level 3 assets	7,429	7,493
Transfers out of level 3 assets	9,761	11,516
Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(746)	(1,018)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,850)	(1,209)
Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	536	268
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	414	(82)
Bank
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(225)	(697)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,605)	(1,232)
Bank | Trading Revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	(746)	(1,019)
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(2,850)	(1,209)
Bank | Other revenues
Gains and losses on assets and liabilities
Net realized/unrealized gains/(losses) included in net revenues	521	322
Whereof: Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	245	(23)